RELINQUISHMENT AGREEMENT (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 1998
Relinquishment Agreement [Abstract]
Term of relinquishment agreement	15 years
Relinquishment liability		$ 25,200		$ 549,100
Relinquishment liability reassessment	$ 243	1,905	$ 249
Accretion of discount to the relinquishment liability	227	2,205	4,974
Relinquishment Payments [Abstract]
Principal	24,400	46,574	45,350
Accretion of discount	778	2,897	5,792
Total relinquishment payments	$ 25,200	49,500	$ 51,200
Accrued relinquishment payments		$ 13,200